EVENTS AFTER REPORTING DATE	7 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [Abstract]
EVENTS AFTER THE REPORTING DATE [Text Block]

16. EVENTS AFTER REPORTING DATE

Subsequent to December 31, 2020, the Company had the following transactions:

a) Amalgamated Kirkland Acquisition - acquired an existing 0.45% NSR royalty on Agnico Eagle Mines Ltd.'s Amalgamated Kirkland property in its Kirkland Lake project and an existing 0.45% NSR royalty on Kirkland Lake Gold's North Amalgamated Kirkland property at its Macassa mine, from private third parties for total consideration of C$0.7 million in cash;

b) Del Carmen Acquisition - acquired an existing 0.5% NSR royalty on Barrick Gold Corp.'s Del Carmen, which is part of the 9Moz Au Alturas-Del Carmen project in the prolific El Indio belt in the San Juan province of Argentina, from Coin Hodl Inc. for a total consideration of C$1.6 million in cash;

c) Tocantinzinho Acquisition - acquired an existing 0.75% GVR royalty on Eldorado Gold Corp.'s 2Moz Au Tocantinzinho project located in the prolific Tapajos district in the State of Para in northern Brazil, from Sailfish Royalty Corp. for a total consideration of $9.0 million in cash, of which $6.0 million was paid upon closing and the remaining $3.0 million is payable 60 days after closing;

d) CentroGold Acquisition - acquired an existing 1%-2% NSR royalty on OZ Minerals 1.7Moz Au CentroGold (Gurupi) project located in the State of Maranhão in northern Brazil, from Jaguar Mining Inc. for total consideration of $7.0 million in cash and with additional potential payments of up to $11.0 million in shares and cash subject to the completion of certain milestones;

e) Beedie Loan Conversion and Drawdown - In March 2021, Beedie converted the C$5.0 million outstanding at the time at C$9.90 per share for a total of 505,050 common shares and the Company drew down an additional C$5.0 million from the Amended Loan Facility with a conversion price of C$14.30 per share. Following the conversion and the additional drawdown, the Company has a total of C$5.0 million outstanding and C$15.0 million available on standby under the Amended Loan Facility; and

f) Distributed an additional 1,018,893 common shares through the ATM program for gross proceeds of $9.9 million.  In total the Company has distributed 1,301,593 common shares through the ATM program for gross proceeds of $12.9 million.